Long-term Debt and Capital Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2012
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	June 30, 2012	December 31, 2011

Amended 2006 Senior Credit Agreement	$2,668,137	$2,795,589
Senior Notes	4,663,343	2,883,009
Euro Notes	244,718	258,780
European Investment Bank Agreements	340,878	345,764
Accounts receivable facility	452,000	534,500
Capital lease obligations	15,984	17,993
Other	243,668	248,951
	8,628,728	7,084,586
Less current maturities	(3,085,803)	(1,589,776)
	$5,542,925	$5,494,810

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding

	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011

Revolving Credit	$1,200,000	$1,200,000	$374,950	$58,970
Term Loan A	1,155,000	1,215,000	1,155,000	1,215,000
Term Loan B	1,138,187	1,521,619	1,138,187	1,521,619
	$3,493,187	$3,936,619	$2,668,137	$2,795,589